Taxation - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income taxes [line items]
Income taxes rate	26.50%	26.50%
Effective income tax expense (benefit) rate	43.90%	26.60%
Effective income tax net charge associated with separation of financial and risk	$ 90
Recognition of prior year deferred tax assets	40
Deferred tax benefit	$ 167	$ 286
Percentage of increase in effective tax rate	1.00%
Sensitivity to change in effective tax rate	$ 3
US Tax Cuts and Jobs Act Two thousand seventeen [member]
Disclosure of income taxes [line items]
Deferred tax benefit		205
Prepaid expenses and other current assets [member]
Disclosure of income taxes [line items]
Current tax assets	78	53
Other Noncurrent Assets [member]
Disclosure of income taxes [line items]
Non-current tax assets	0	45
Accounts payable and accrued liabilities [member]
Disclosure of income taxes [line items]
Current taxes payable	$ 106	$ 78